PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
            SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JULY 31, 1997

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  July 31, 1997
                                   (Unaudited)



                             ASSETS AND LIABILITIES

ASSETS
Investments  at  market  value  (Notes  1,  2, 4 & 5):
  Investments  other  than securities:
     Gold assets  ..............................................................
     Silver assets  ............................................................
     Swiss franc deposits  .....................................................



  Swiss franc bonds  ...........................................................
  Stocks of United States and foreign real estate and natural resource companies
  Aggressive growth stock investments  .........................................
  Corporate bonds  .............................................................
  United States Treasury securities  ...........................................

     Total investments (identified cost $66,903,013; $97,186,435;  $22,767,591 and $11,129,091, respectively)


Cash  ..........................................................................
Accounts receivable for shares of the portfolio sold  ..........................
Accrued interest, dividends and foreign taxes receivable  ......................
Due from investment adviser  ...................................................


    Total assets


LIABILITIES
Bank overdraft  ................................................................
Accounts payable for shares of the portfolio redeemed  .........................
Accrued investment advisory fee  ...............................................
Accrued directors' and officers' fees and expenses  ............................
Accrued excise tax  ............................................................

    Total liabilities

    Net assets applicable to outstanding shares

                                   NET ASSETS
Capital stock - par value $.001 per share:
    Authorized - 100,000,000; 100,000,000; 10,000,000 and 25,000,000 shares, respectively
    Outstanding - 3,770,042; 1,433,536; 394,600 and 323,591 shares, respectively  ..............................................................

Paid-in capital  ...............................................................


Undistributed net investment income (Note 1)  ..................................
Accumulated net realized gain (loss) on investments  ...........................
Accumulated net realized gain on foreign currency transactions  ................
Net unrealized appreciation of investments .....................................
Net unrealized depreciation on translation of assets and liabilities in foreign currencies  ....................................................................

Net assets applicable to outstanding shares

Net asset value per share

                            See accompanying notes.


       Permanent Portfolio     Treasury Bill Portfolio     Versatile Bond Portfolio     Aggressive Growth Portfolio
       -------------------     -----------------------     ------------------------     ---------------------------

          $ 14,182,500             $          -                $           -                $          -
             3,695,166                        -                            -                           -
               924,142                        -                            -                           -
          ------------             ------------                -------------                ------------
            18,801,808                        -                            -                           -

             5,873,965                        -                            -                           -
            11,613,193                        -                            -                           -
            12,213,718                        -                            -                  18,762,199
               509,993                        -                   22,868,925                           -
            22,987,014               97,186,688                            -                     379,693
          ------------             ------------                -------------                ------------

            71,999,691               97,186,688                   22,868,925                  19,141,892


               142,231                    1,007                            -                           -
                     -                   43,961                          855                      27,073
               306,336                1,615,876                      387,660                       2,574
                90,594                   92,030                            -                       7,816
          ------------             ------------                -------------                ------------

            72,538,852               98,939,562                   23,257,440                  19,179,355



                     -                        -                       15,200                     115,410
                     -                   60,913                        6,696                     126,543
                     -                        -                        3,555                           -
                 8,840                   15,313                        2,280                         778
                38,896                   73,938                       11,112                       2,016
          ------------             ------------                -------------                ------------
                47,736                  150,164                       38,843                     244,747
          ------------             ------------                -------------                ------------
          $ 72,491,116             $ 98,789,398                $  23,218,597                $ 18,934,608
          ============             ============                =============                ============



          $      3,770             $      1,434                $         395                $        324

            56,560,753               96,412,467                   21,463,112                   9,876,618
          ------------             ------------                -------------                ------------
            56,564,523               96,413,901                   21,463,507                   9,876,942


             7,553,199                2,525,127                    1,795,750                      54,156
             3,305,856                 (149,883)                    (141,994)                    990,709
                10,793                        -                            -                           -
             5,096,678                      253                      101,334                   8,012,801

               (39,933)                       -                            -                           -
          ------------             ------------                -------------                ------------
          $ 72,491,116             $ 98,789,398                $  23,218,597                $ 18,934,608
          ============             ============                =============                ============
              $19.23                   $68.91                       $58.84                     $58.51
              ======                   ======                       ======                     ======

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                         Six months ended July 31, 1997
                                  (Unaudited)





Investment income:
  Interest  ....................................................................
  Dividends  ...................................................................


Expenses (Notes 3 & 8):
  Investment advisory fee  .....................................................
  Directors' fees and expenses  ................................................
  Officers' salary expense  ....................................................
  Excise tax  ..................................................................
  Regulatory expense  ..........................................................

  Total expenses
  Less waiver of investment advisory fee  ......................................

    Net expenses


Net investment income (loss) before foreign income taxes deducted at source

Less foreign income taxes deducted at source, net of refundable taxes  .........


Net investment income (loss)


Realized and unrealized gain on investments  and foreign  currency
  (Notes 1, 2, 4 & 5):
Net realized gain (loss) on:
  Investments in unaffiliated issuers  .........................................
  Foreign currency transactions  ...............................................



Change in unrealized appreciation (depreciation) of:
  Investments  .................................................................
  Translation of assets and liabilities in foreign currencies  .................


Net realized and unrealized gain on investments
  and foreign currency
Net increase in net assets resulting
  from operations













                            See accompanying notes.






      Permanent Portfolio      Treasury Bill Portfolio     Versatile Bond Portfolio      Aggressive Growth Portfolio
      -------------------      ----------------------      ------------------------      ---------------------------
          $  1,113,144              $  2,595,531               $     650,289                  $      6,652
               309,103                         -                           -                        67,217
          ------------              ------------               -------------                  ------------
             1,422,247                 2,595,531                     650,289                        73,869

               395,819                   566,736                     123,227                        89,861
                18,336                    26,156                       5,642                         4,163
                31,286                    45,187                       9,159                         6,604
                38,896                    73,938                      11,112                         2,016
               150,000                   135,000                           -                        15,000
          ------------              ------------               -------------                  ------------
               634,337                   847,017                     149,140                       117,644
                     -                   252,226                      41,825                             -
          ------------              ------------               -------------                  ------------
               634,337                   594,791                     107,315                       117,644
          ------------              ------------               -------------                  ------------

               787,910                 2,000,740                     542,974                       (43,775)

                 7,528                         -                           -                             -
          ------------              ------------               -------------                  ------------

               780,382                 2,000,740                     542,974                       (43,775)
          ------------              ------------               -------------                  ------------




             2,011,417                     3,083                     (15,177)                            -
                     -                         -                           -                             -
          ------------              ------------               -------------                  ------------
             2,011,417                     3,083                     (15,177)                            -


               263,552                    (2,820)                     75,764                     3,563,511
                 8,073                         -                           -                             -
          ------------              ------------               -------------                  ------------


             2,283,042                       263                      60,587                     3,563,511
          ------------              ------------               -------------                  ------------
          $  3,063,424              $  2,001,003               $     603,561                  $  3,519,736
          ============              ============               =============                  ============

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS






                                                                                              Permanent Portfolio
                                                                                    -----------------------------------
                                                                                    Six months ended      Year ended
                                                                                      July 31, 1997    January 31, 1997
                                                                                       (Unaudited)
                                                                                    ----------------   ----------------
Operations:
  Net investment income (loss)  ..............................................         $    780,382       $  2,083,023
  Net realized gain (loss) on investments  ...................................            2,011,417          1,296,441
  Net realized gain on foreign currency transactions  ........................                    -             10,793
  Change in unrealized appreciation (depreciation) of investments  ...........              263,552         (2,950,852)
  Change in unrealized appreciation (depreciation) on translation of
     assets and liabilities in foreign currencies  ...........................                8,073            (56,724)
                                                                                       ------------       ------------
Net increase in net assets resulting from operations                                      3,063,424            382,681

Equalization on shares issued and redeemed:  .................................             (375,123)          (249,430)

Distributions to shareholders from:
  Net investment income  .....................................................                    -         (1,647,665)
  Net realized gain on investments  ..........................................                    -           (352,938)

Capital stock transactions exclusive of amounts allocated to undistributed
  net investment income (Note 6):  ...........................................           (3,188,708)        (1,781,916)
                                                                                       ------------       ------------
  Net increase (decrease) in net assets                                                    (500,407)        (3,649,268)

  Net assets at beginning of period                                                      72,991,523         76,640,791
                                                                                       ------------       ------------

  Net assets at end of period (including  undistributed  net investment income of $7,553,199 and $7,322,418; $2,525,127 and $2,263,201; $1,795,750 and
    $1,556,933; $54,156 and $122,708, respectively)                                    $ 72,491,116       $ 72,991,523
                                                                                       ============       ============























                            See accompanying notes.

         Treasury Bill Portfolio                  Versatile Bond Portfolio              Aggressive Growth Portfolio
------------------------------------       -----------------------------------   --------------------------------------
Six months ended       Year ended          Six months ended      Year ended      Six months ended         Year ended
  July 31, 1997     January 31, 1997         July 31, 1997    January 31, 1997     July 31, 1997       January 31, 1997
   (Unaudited)                                (Unaudited)                           (Unaudited)
----------------    ----------------       ----------------   ----------------   ----------------      ----------------

  $  2,000,740       $   4,677,086         $    542,974        $  1,024,523       $   (43,775)          $    77,145
         3,083              (2,228)             (15,177)              9,404                 -               992,038
             -                   -                    -                   -                 -                     -
        (2,820)            (55,884)              75,764            (148,138)        3,563,511             1,106,794

             -                   -                    -                   -                 -                     -
  ------------       -------------         ------------        ------------       -----------           -----------
     2,001,003           4,618,974              603,561             885,789         3,519,736             2,175,977

      (358,142)         (1,052,143)             153,463              16,284               205                34,901


             -          (4,430,015)                   -            (699,991)                -               (86,850)
             -                   -                    -                   -                 -               (17,370)


    (8,194,998)         (8,462,596)           1,116,632           1,005,692            (2,672)            2,244,098
  ------------       -------------         ------------        ------------       -----------           -----------
    (6,552,137)         (9,325,780)           1,873,656           1,207,774         3,517,269             4,350,756

   105,341,535         114,667,315           21,344,941          20,137,167        15,417,339            11,066,583
  ------------       -------------         ------------        ------------       -----------           -----------



  $ 98,789,398       $ 105,341,535         $ 23,218,597        $ 21,344,941       $18,934,608           $15,417,339
  ============       =============         ============        ============       ===========           ===========



                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1997
                                   (Unaudited)



     Quantity                                                                                            Market Value
-----------------                                                                                        ------------

                     GOLD ASSETS - 19.56% of Total Net Assets
  11,997 Troy Oz.     Gold bullion (a)  .........................................................        $  3,888,312

  30,683 Coins        One-ounce gold coins (a) ..................................................          10,238,917

   4,297 Units        United States Gold Trust (a)(b) ...........................................              55,271
                                                                                                         ------------
                        Total Gold Assets (Cost $17,020,994)                                             $ 14,182,500
                                                                                                         ------------
                     SILVER ASSETS - 5.10% of Total Net Assets
 573,493 Troy Oz.     Silver bullion (a) ........................................................        $  2,562,941

     379 Bags         Silver coins (a) ..........................................................           1,132,225
                                                                                                         ------------
                        Total Silver Assets (Cost $5,225,549)                                            $  3,695,166
                                                                                                         ------------

Principal Amount     SWISS FRANC ASSETS - 9.38% of Total Net Assets
----------------
 CHF 1,399,244        Swiss francs in interest-bearing bank accounts ............................        $    924,142
                                                                                                         ------------
 CHF 3,700,000        5.250% Swiss Confederation bonds, 02-11-98 ................................           2,490,615
 CHF 4,000,000        4.000% Swiss Confederation bonds, 03-10-99 ................................           2,746,186
 CHF   820,000        7.000% Swiss Confederation bonds, 07-09-01 ................................             637,164
                                                                                                         ------------
                        Total Swiss Confederation bonds                                                     5,873,965
                                                                                                         ------------
                        Total Swiss Franc Assets (Cost $7,182,260)                                       $  6,798,107
                                                                                                         ------------

        Number       STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
      Of Shares      RESOURCE COMPANIES - 16.02% of Total Net Assets
      ---------
                     NATURAL RESOURCES -  5.69% of Total Net Assets
        14,300        Broken Hill Proprietary, Ltd. (c) .........................................        $    383,419
        12,000        Burlington Resources, Inc. ................................................             567,000
        17,200        Cyprus Amax Minerals Company  .............................................             436,450
        26,600        Forest Oil Corporation (a) ................................................             382,375
        15,200        Inco, Ltd. ................................................................             470,250
        12,791        Monterey Resources, Inc. ..................................................             195,065
        20,000        Pogo Producing Company ....................................................             817,500
        29,000        Santa Fe Energy Resources, Inc. (a)  ......................................             250,125
        10,000        Weyerhaeuser Company  .....................................................             622,500
                                                                                                         ------------
                                                                                                         $  4,124,684













                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1997
                                  (Unaudited)

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    REAL ESTATE - 10.33% of Total Net Assets
  25,000              BRE Properties, Inc. Class A ..............................................       $   637,500
  31,000              Burnham Pacific Properties, Inc. ..........................................           441,750
  23,500              Federal Realty Investment Trust ...........................................           622,750
  29,000              HRE Properties ............................................................           523,813
  47,000              IRT Property Company ......................................................           602,188
  28,000              MGI Properties ............................................................           617,750
  21,000              New Plan Realty Trust .....................................................           479,063
  20,100              Pennsylvania Real Estate Investment Trust .................................           502,500
  27,500              Security Capital Pacific Trust ............................................           629,063
  18,000              Texas Pacific Land Trust ..................................................           720,000
  47,200              United Dominion Realty Trust, Inc. ........................................           672,600
  31,900              Washington Real Estate Investment Trust ...................................           538,313
  37,300              Western Investment Real Estate Trust ......................................           501,219
                                                                                                        -----------
                                                                                                        $ 7,488,509
                                                                                                        -----------
                         Total Stocks of United States and Foreign Real Estate and Natural
                         Resource Companies (Cost $6,937,270)                                           $11,613,193
                                                                                                        -----------

                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.85% of Total Net Assets


                     CHEMICALS - .49% of Total Net Assets
   4,000              Air Products & Chemicals, Inc.  ...........................................       $   352,750
                                                                                                        -----------
                                                                                                        $   352,750
                     COMPUTER SOFTWARE - 1.59% of Total Net Assets
   7,000              Autodesk, Inc.  ...........................................................       $   296,625
       1              Symantec Corporation warrant (a)(d)  ......................................           856,895
                                                                                                        -----------
                                                                                                        $ 1,153,520
                     CONSTRUCTION - .21% of Total Net Assets
   2,500              Fluor Corporation  ........................................................       $   153,750
                                                                                                        -----------
                                                                                                        $   153,750














                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1997
                                  (Unaudited)

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     DATA PROCESS1NG - .94% of Total Net Assets
   5,000              Hewlett-Packard Company ...................................................        $  350,313
   8,000              Seagate Technology, Inc. (a)  .............................................           328,500
                                                                                                         ----------
                                                                                                         $  678,813
                     ELECTRICAL AND ELECTRONICS - 1.81% of Total Net Assets
  12,000              DSC Communications Corporation (a)  .......................................        $  354,000
   7,000              Intel Corporation  ........................................................           642,688
  10,000              National Semiconductor Corporation (a) ....................................           315,000
                                                                                                         ----------
                                                                                                         $1,311,688
                     ENTERTAINMENT AND LEISURE - 1.82% of Total Net Assets
   2,500              The Walt Disney Company  ..................................................        $  202,031
   4,500              Harcourt General, Inc.  ...................................................           212,625
  16,000              Harrah's Entertainment, Inc. (a)  .........................................           328,000
   9,000              Promus Hotel Corporation (a) ..............................................           353,813
   4,200              Tribune Company  ..........................................................           222,338
                                                                                                         ----------
                                                                                                         $1,318,807
                     FINANCIAL SERVICES - 2.84% of Total Net Assets
   3,000              Bank of New York, Inc. warrants (a)   .....................................        $  402,750
   6,851              Bank of Petaluma (a) ......................................................           156,717
   7,000              Bear Stearns Companies, Inc.  .............................................           285,688
   6,600              Morgan Stanley, Dean Witter, Discover & Company  ..........................           345,263
   9,000              The Charles Schwab Corporation  ...........................................           421,313
   8,000              State Street Corporation  .................................................           448,500
                                                                                                         ----------
                                                                                                         $2,060,231
                     MANUFACTURING - 3.14% of Total Net Assets
  23,000              Collins Industries, Inc. warrants (a)  ....................................        $      719
   8,000              Harley-Davidson, Inc. .....................................................           426,000
   5,100              Harnischfeger Industries, Inc. ............................................           219,938
   7,000              Illinois Tool Works, Inc.  ................................................           363,125
   9,000              Mattel, Inc.  .............................................................           312,750
   2,000              NACCO Industries, Inc. Class A  ...........................................           138,750
   8,000              NACCO Industries, Inc. Class B  ...........................................           555,000
   4,000              Parker-Hannifin Corporation  ..............................................           257,500
                                                                                                         ----------
                                                                                                         $2,273,782







                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1997
                                  (Unaudited)

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL AND OILFIELD SERVICES - .67% of Total Net Assets
   20,000            Parker Drilling Company (a)  ...............................................       $   261,250
   48,200            Wainoco Oil Corporation (a)  ...............................................           222,925
                                                                                                        -----------
                                                                                                        $   484,175

                    PHARMACEUTICALS - .97% of Total Net Assets
    5,000            Abbott Laboratories  .......................................................       $   327,188
    2,400            Biogen, Inc. (a)  ..........................................................            92,400
   10,000            Genzyme Corporation (General Division) (a)  ................................           272,500
    1,245            Genzyme Corporation Tissue Repair (a)  .....................................            13,539
                                                                                                        -----------
                                                                                                        $   705,627
                    RETAIL - .62% of Total Net Assets
   12,000            Costco Companies, Inc. (a)  ................................................       $   454,500
                                                                                                        -----------
                                                                                                        $   454,500
                    TRANSPORTATION - .96% of Total Net Assets
   12,300            ASA Holdings, Inc.  ........................................................       $   347,475
    4,600            Kansas City Southern Industries, Inc.  .....................................           346,725
                                                                                                        -----------
                                                                                                        $   694,200
                    MISCELLANEOUS - .79% of Total Net Assets
    3,600            Lockheed Martin Corporation  ...............................................       $   383,400
    2,800            Temple-Inland, Inc.  .......................................................           188,475
                                                                                                        -----------
                                                                                                        $   571,875
                                                                                                        -----------

                      Total Aggressive Growth Stock Investments (Cost $3,853,327)                       $12,213,718
                                                                                                        -----------











                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1997
                                  (Unaudited)


    Principal Amount                                                                                     Market Value
    ----------------                                                                                     ------------
                     DOLLAR ASSETS - 32.41% of Total Net Assets

                     CORPORATE BONDS - .70% of Total Net Assets
    $   100,000       8.750% Dillard Department Stores, Inc., 06-15-98 ..........................        $    102,573
        100,000       8.300% Hertz Corporation, 02-02-98 ........................................             101,369
        100,000       9.000% Philip Morris Companies, Inc., 05-15-98 ............................             102,530
        100,000       6.750% USLIFE Corporation, 01-15-98 .......................................             100,552
        100,000       9.375% Virginia Electric & Power Company, 06-01-98 ........................             102,969
                                                                                                         ------------
                                                                                                         $    509,993

                     UNITED STATES TREASURY SECURITIES - 31.71% of Total Net Assets
     41,000,000       United States Treasury bond strips (Principal only) 6.500%, 05-15-18(e) ...        $ 10,836,300
        800,000       United States Treasury bonds 6.250%, 08-15-23  ............................             788,704
      3,000,000       United States Treasury notes 5.625%, 01-31-98  ............................           3,001,770
      2,000,000       United States Treasury notes 5.875%, 01-31-99  ............................           2,006,640
      3,000,000       United States Treasury notes 7.750%, 01-31-00  ............................           3,137,580
        750,000       United States Treasury bills 4.110%, 08-07-97 (e)  ........................             749,400
      2,600,000       United States Treasury bills 5.450%, 07-23-98 (e)(g) ......................           2,466,620
                                                                                                         ------------
                                                                                                         $ 22,987,014
                                                                                                         ------------

                        Total Dollar Assets (Cost $26,683,613)                                           $ 23,497,007
                                                                                                         ------------
                        Total Portfolio - 99.32% of total net assets (identified cost $66,903,013)(f)    $ 71,999,691
                        Other assets, less liabilities (.68% of total net assets)                             491,425
                                                                                                         ------------
                        Net assets applicable to outstanding shares                                      $ 72,491,116
                                                                                                         ============

                        Note:(a) Non-income producing.
                             (b) Affiliated investment trust.
                             (c) Sponsored ADR.
                             (d) Market value determined by the Board of Directors.
                             (e) Interest rate represents yield to maturity.
                             (f) Aggregate cost for Federal income tax purposes was $59,837,625.
                             (g) Collateral supporting line of credit(see Note 7).



















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                           THE TREASURY BILL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1997
                                  (Unaudited)


    Principal Amount                                                                                      Market Value
    ----------------                                                                                      ------------
                     UNITED STATES TREASURY SECURITIES - 98.38% of Total Net Assets
     $22,000,000      United States Treasury notes 6.000%, 08-31-97 .............................        $  22,007,700
      26,600,000      United States Treasury notes 5.750%, 09-30-97 .............................           26,620,748
      22,000,000      United States Treasury notes 5.625%, 10-31-97 .............................           22,015,180
      26,000,000      United States Treasury notes 5.375%, 11-30-97 .............................           25,993,500
         550,000      United States Treasury bills 4.110%, 08-07-97 (a) .........................              549,560
                                                                                                         -------------
                        Total Portfolio - 98.38% of total net assets (identified cost $97,186,435)(b)    $  97,186,688
                        Other assets, less liabilities (1.62% of total net assets)                           1,602,710
                                                                                                         -------------
                        Net assets applicable to outstanding shares                                      $  98,789,398
                                                                                                         =============

                        Note:(a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for Federal income tax purposes.




































                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1997
                                  (Unaudited)

   Principal Amount                                                                                      Market Value
   ----------------                                                                                      ------------
                     CORPORATE BONDS - 98.49% of Total Net Assets

                     BEVERAGES - 8.81% of Total Net Assets
     $1,000,000       7.875% Coca Cola Company, 09-15-98  .......................................        $  1,024,260
      1,000,000       7.625% PepsiCo, Inc., 11-01-98 ............................................           1,022,260
                                                                                                         ------------
                                                                                                         $  2,046,520
                     ELECTRIC UTILITIES - 12.26% of Total Net Assets
        900,000       5.000% Gulf Power Company, 07-01-98  ......................................        $    895,059
      1,000,000       7.500% Southern California Edison Company, 04-15-99 .......................           1,024,900
        900,000       9.375% Virginia Electric & Power Company, 06-01-98 ........................             926,721
                                                                                                         ------------
                                                                                                         $  2,846,680
                     ELECTRICAL AND ELECTRONICS - 8.77% of Total Net Assets
      1,000,000       7.875% General Electric Company, 09-15-98 .................................        $  1,024,280
      1,000,000       6.750% Texas Instruments, Inc., 07-15-99 ..................................           1,013,080
                                                                                                         ------------
                                                                                                         $  2,037,360
                     FINANCIAL SERVICES - 13.09% of Total Net Assets
      1,000,000       8.500% American General Finance Corporation, 06-15-99 .....................        $  1,043,310
      1,000,000       5.250% Associates Corporation of North America, 09-01-98  .................             995,860
      1,000,000       5.750% International Lease Finance Company, 01-15-99 ......................             999,760
                                                                                                         ------------
                                                                                                         $  3,038,930
                     INSURANCE - 12.83% of Total Net Assets
      1,000,000       9.000% SunAmerica, Inc., 01-15-99  ........................................        $  1,042,750
      1,000,000       7.750% Travelers Group, Inc., 06-15-99 ....................................           1,031,190
        900,000       6.750% USLIFE Corporation, 01-15-98  ......................................             904,968
                                                                                                         ------------
                                                                                                         $  2,978,908
                     MANUFACTURING - 4.34% OF Total Net Assets
      1,000,000       6.375% Eaton Corporation, 04-01-99 ........................................        $  1,007,400
                                                                                                         ------------
                                                                                                         $  1,007,400






















                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1997
                                   (Unaudited)

    Principal Amount                                                                                     Market Value
    ----------------                                                                                     ------------
                     NATURAL GAS UTILITIES - 4.32% of Total Net Assets
     $1,000,000       5.875% Consolidated Natural Gas Company, 10-01-98  ........................        $  1,002,890
                                                                                                         ------------
                                                                                                         $  1,002,890

                     OIL AND OILFIELD SERVICES - 8.79% of Total Net Assets
      1,000,000       7.625% Baker Hughes, Inc., 02-15-99 ......................................         $  1,025,380
      1,000,000       6.950% Shell Oil Company, 12-15-98  ......................................            1,016,160
                                                                                                         ------------
                                                                                                         $  2,041,540
                     PHARMACEUTICALS - 4.37% of Total Net Assets
      1,000,000       8.625% McKesson Corporation, 02-01-98 .....................................        $  1,015,160
                                                                                                         ------------
                                                                                                         $  1,015,160
                     RETAIL - 8.28% of Total Net Assets
        900,000       8.750% Dillard Department Stores, Inc., 06-15-98  .........................        $    923,157
      1,000,000       5.500% Wal-Mart Stores, Inc., 03-01-98  ...................................           1,000,000
                                                                                                         ------------
                                                                                                         $  1,923,157
                     TELECOMMUNICATIONS - 8.65% of Total Net Assets
      1,000,000       6.125% GTE Northwest, 02-15-99 ............................................        $  1,004,500
      1,000,000       6.250% New England Telephone & Telegraph Company, 12-15-97  ...............           1,003,110
                                                                                                         ------------
                                                                                                         $  2,007,610
                     TOBACCO - 3.98% of Total Net Assets
        900,000       9.000% Philip Morris Companies, Inc., 05-15-98  ...........................        $    922,770
                                                                                                         ------------
                                                                                                         $    922,770
                                                                                                         ------------
                        Total Portfolio - 98.49% of total net assets (identified cost $22,767,591)(a)    $ 22,868,925
                        Other assets, less liabilities (1.51% of total net assets)                            349,672
                                                                                                         ------------
                        Net assets applicable to outstanding shares                                      $ 23,218,597
                                                                                                         ============

                        Note: (a) Aggregate cost for Federal income tax purposes.

















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1997
                                   (Unaudited)


   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 99.09% of Total Net Assets

                     CHEMICALS - 4.93% of Total Net Assets
   6,000              Air Products & Chemicals, Inc. ............................................        $  529,125
  17,800              Wellman, Inc. .............................................................           404,950
                                                                                                         ----------
                                                                                                         $  934,075
                     COMPUTER SOFTWARE - 5.58% of Total Net Assets
  14,800              Autodesk, Inc. ............................................................        $  627,150
   6,300              Computer Associates International, Inc. ...................................           428,794
                                                                                                         ----------
                                                                                                         $1,055,944
                     CONSTRUCTION - 4.96% of Total Net Assets
   5,900              Fluor Corporation .........................................................        $  362,850
  13,000              Johns Manville Corporation  ...............................................           157,625
  25,400              Ryland Group, Inc. ........................................................           419,100
                                                                                                         ----------
                                                                                                         $  939,575
                     DATA PROCESSING - 6.27% of Total Net Assets
  69,827              AST Research, Inc. (a) ....................................................        $  360,044
   9,800              Hewlett-Packard Company ...................................................           686,613
   3,400              Seagate Technology, Inc. (a)  .............................................           139,613
                                                                                                         ----------
                                                                                                         $1,186,270
                     ELECTRICAL AND ELECTRONICS - 7.15% of Total Net Assets
  22,200              DSC Communications Corporation (a) ........................................        $  654,900
   2,400              Intel Corporation  ........................................................           220,350
  15,200              National Semiconductor Corporation (a) ....................................           478,800
                                                                                                         ----------
                                                                                                         $1,354,050
                     ENTERTAINMENT AND LEISURE - 8.03% of Total Net Assets
   5,300              The Walt Disney Company ...................................................        $  428,306
   7,500              Harcourt General, Inc. ....................................................           354,375
   9,600              Tribune Company  ..........................................................           508,200
   7,500              Viacom, Inc. Class A (a) ..................................................           229,219
                                                                                                         ----------
                                                                                                         $1,520,100
                     FINANCIAL SERVICES - 15.04% of Total Net Assets
   2,600              Bank of New York, Inc. warrants (a)  ......................................        $  349,050
  16,182              Bear Stearns Companies, Inc. ..............................................           660,428
   9,240              Morgan Stanley, Dean Witter, Discover & Company ...........................           483,368
  15,300              The Charles Schwab Corporation ............................................           716,231
  11,400              State Street Corporation ..................................................           639,113
                                                                                                         ----------
                                                                                                         $2,848,190
                     MANUFACTURING - 11.41% of Total Net Assets
   8,400              Dana Corporation  .........................................................        $  381,675
   6,900              Harnischfeger Industries, Inc. ............................................           297,563
   8,600              Illinois Tool Works, Inc. .................................................           446,125
  12,583              Mattel, Inc. ..............................................................           437,259
   9,300              Parker-Hannifin Corporation ...............................................           598,688
                                                                                                         ----------
                                                                                                         $2,161,310


                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1997
                                   (Unaudited)

   Number
 Of Shares                                                                                              Market Value
 ---------                                                                                              ------------
                     OIL AND OILFIELD SERVICES - 5.52% of Total Net Assets
  42,700              Parker Drilling Company (a)  ..............................................        $   557,769
 105,200              Wainoco Oil Corporation (a) ...............................................            486,550
                                                                                                         -----------
                                                                                                         $ 1,044,319
                     PHARMACEUTICALS - 8.18% of Total Net Assets
   6,400              Amgen, Inc. (a)  ..........................................................        $   376,400
  11,000              Biogen, Inc. (a) ..........................................................            423,500
  19,500              Chiron Corporation (a) ....................................................            409,500
  12,000              Genzyme Corporation (General Division) (a) ................................            327,000
   1,170              Genzyme Corporation Tissue Repair (a)  ....................................             12,724
                                                                                                         -----------
                                                                                                         $ 1,549,124
                     RETAIL - 5.38% of Total Net Assets
  15,200              Costco Companies, Inc. (a) ................................................        $   575,700
  13,000              Toys "R" Us, Inc. (a) .....................................................            442,813
                                                                                                         -----------
                                                                                                         $ 1,018,513
                     TRANSPORTATION - 8.71% of Total Net Assets
  11,700              ASA Holdings, Inc. ........................................................        $   330,525
   8,600              Kansas City Southern Industries, Inc. .....................................            648,225
  20,100              M.S. Carriers, Inc. (a) ...................................................            464,813
  37,500              Mesa Air Group, Inc. (a)  .................................................            206,250
                                                                                                         -----------
                                                                                                         $ 1,649,813
                     MISCELLANEOUS - 7.93% of Total Net Assets
  13,000              Browning-Ferris Industries, Inc. ..........................................        $   481,000
   5,500              Lockheed Martin Corporation  ..............................................            585,750
   6,450              Temple-Inland, Inc. .......................................................            434,166
                                                                                                         -----------
                                                                                                         $ 1,500,916
                                                                                                         -----------

                        Total Aggressive Growth Stock Investments (Cost $10,749,398)                     $18,762,199
                                                                                                         -----------

Principal Amount
----------------
                     UNITED STATES TREASURY SECURITIES - 2.00% of Total Net Assets
  $  380,000          United States Treasury bills 4.110%, 08-07-97 (b) .........................        $   379,693
                                                                                                         -----------
                        Total United States Treasury Securities (Cost $379,693)                          $   379,693
                                                                                                         -----------
                        Total Portfolio - 101.09% of total net assets (identified cost $11,129,091)(c)   $19,141,892
                        Liabilities, less other assets (1.09% of total net assets)                          (207,284)
                                                                                                         -----------
                        Net assets applicable to outstanding shares                                      $18,934,608
                                                                                                         ===========

                        Note:(a) Non-income producing.
                             (b) Interest rate represents yield to maturity.
                             (c) Aggregate cost for Federal income tax purposes.





                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  July 31, 1997
                                   (Unaudited)



1.   SIGNIFICANT ACCOUNTING POLICIES
     Permanent Portfolio Family of Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end, series management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for
     registered  investment   companies.   The  preparation  of  such  financial
     statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

     Valuation of investments
     Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At July 31, 1997, one such investment in the Permanent Portfolio (1.18% of total net assets) was so valued.

     Investment transactions and investment income
     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

     For the six months ended July 31, 1997, investment income was earned as follows:

                                                 Permanent       Treasury Bill     Versatile Bond    Aggressive Growth
                                                 Portfolio         Portfolio          Portfolio           Portfolio
                                               ------------      -------------     --------------    -----------------
     Interest on:
       Corporate bonds                         $     24,982       $          -     $    588,829        $         -
       Swiss franc assets                           115,998                  -                -                  -
       United States Treasury securities            961,586          2,564,915           48,375                289
       Other investments                             10,578             30,616           13,085              6,363
     Dividends                                      309,103                  -                -             67,217
                                               ------------       ------------     ------------        -----------
       Total                                   $  1,422,247       $  2,595,531     $    650,289        $    73,869
                                               ============       ============     ============        ===========


     Translation of foreign currencies
     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at July 31, 1997; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.



                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  July 31, 1997
                                   (Unaudited)



     The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies; foreign currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at July 31, 1997.

     Federal income taxes
     Each of the Fund's Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 1997, pursuant to the requirements of the Code.

     At July 31, 1997, capital loss carryforwards available to offset future realized gains, if any, aggregate approximately: $153,000 in the Treasury Bill Portfolio, of which $4,000, $99,000, $41,000, $5,000 and $4,000 expire on January 31, 2001,  January 31, 2002,  January 31, 2003, January 31, 2004
     and January 31, 2005, respectively; and $124,000 in the Versatile Bond Portfolio, of which $90,000 and $34,000 expire on January 31, 2003 and January 31, 2004, respectively. There were no capital loss carryforwards in the Permanent Portfolio or the Aggressive Growth Portfolio.

     Pursuant to the Code, 43.14% and 100.00% of the distributions made from investment company taxable income in 1996 by the Permanent Portfolio and Aggressive Growth Portfolio, respectively, qualify for the corporate dividends received deduction.

     Distributions
     Distributions to shareholders from net investment income and realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such distributions are determined in accordance with the Code which may differ from generally accepted accounting principles. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund's Portfolios. During the six months ended July 31, 1997, the Fund reclassified from undistributed net investment income to paid-in capital, certain book and tax basis differences relating to shareholder distributions, totaling $174,478, $1,380,672, $457,620 and $24,982 for the
     Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio, respectively.


                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  July 31, 1997
                                   (Unaudited)



     Equalization
     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.   INVESTMENTS IN AFFILIATED ISSUERS
     The Permanent Portfolio held 4,297 units of United States Gold Trust, an affiliated investment trust, resulting in net unrealized depreciation of $10,675 at July 31, 1997. The Permanent Portfolio received no income from this investment during the six months then ended.

3.   INVESTMENT ADVISORY CONTRACT
     In accordance with the terms of an Investment Advisory Contract (the "Contract"), World Money Managers ("WMM"), the Fund's investment adviser, receives a comprehensive advisory fee monthly, computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio's average daily net assets; plus (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund's average daily net assets; 13/16 of 1% of the next $200 million of the Fund's average daily net assets; 3/4 of 1% of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.

     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund's Portfolios in proportion to their net assets. Except for the comprehensive advisory fee, the fees and expenses of the Fund's directors, the salary expense of the Fund's officers, excise taxes and extraordinary expenses as defined by the Contract, WMM pays or reimburses the Fund for substantially all of the Fund's ordinary operating expenses out of its comprehensive advisory fee.

     During the six months ended July 31, 1997, WMM voluntarily agreed to waive portions of the advisory fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total advisory fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.

                              Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  July 31, 1997
                                   (Unaudited)





4.   PURCHASES AND SALES OF SECURITIES
     The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 1997:

                                                   Permanent     Treasury Bill     Versatile Bond  Aggressive Growth
                                                   Portfolio       Portfolio          Portfolio         Portfolio
                                                  -----------    -------------     --------------  -----------------
      Purchases................................   $ 3,999,385        None           $10,161,080      $    354,598
      Sales....................................     5,338,921        None            10,291,709                 -


5.   NET UNREALIZED APPRECIATION OF INVESTMENTS

     The following is a summary of net unrealized appreciation of investments at
     July 31, 1997 for federal income tax purposes:
                                                   Permanent    Treasury Bill      Versatile Bond  Aggressive Growth
                                                   Portfolio      Portfolio          Portfolio         Portfolio
                                                  -------------  -------------     --------------  -----------------
     Aggregate gross unrealized appreciation of
     investments with excess of value over tax cost:
      Investments in securities of
      unaffiliated issuers ....................   $  17,218,268    $   7,119        $  102,248        $ 8,268,034
                                                  -------------    ---------        ----------        -----------
                                                     17,218,268        7,119           102,248          8,268,034
     Aggregate gross  unrealized  depreciation
     of investments with excess of tax
     cost over value:
      Investments in securities of unaffiliated
      issuers .................................        (577,099)      (6,866)             (914)          (255,233)
      Investments other than securities........      (4,479,103)           -                 -                  -
                                                  -------------    ---------        ----------        -----------
                                                     (5,056,202)      (6,866)             (914)          (255,233)
                                                  -------------    ---------        ----------        -----------
      Net unrealized appreciation
       of investments                             $  12,162,066    $     253        $  101,334        $ 8,012,801
                                                  =============    =========        ==========        ===========


                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  July 31, 1997
                                   (Unaudited)

6.   CAPITAL STOCK TRANSACTIONS

     Transactions  in shares of each  Portfolio's  capital  stock  exclusive  of amounts  allocated to undistributed  net investment  income were as follows for the period and year ended:
                                                                       Permanent Portfolio
                                      ---------------------------------------------------------------------------------
                                          Six months ended July 31, 1997                Year ended January 31, 1997
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     126,801           $  2,114,267                437,736         $  7,182,111
     Distributions reinvested.........           -                      -                 99,400            1,837,906
                                         ---------           ------------             ----------         ------------
                                           126,801              2,114,267                537,136            9,020,017

     Shares redeemed..................    (322,747)            (5,302,975)              (647,681)         (10,801,933)
                                         ---------           ------------             ----------         ------------
     Net decrease                         (195,946)          $ (3,188,708)              (110,545)        $ (1,781,916)
                                         =========           ============             ==========         ============

                                                                       Treasury Bill  Portfolio
                                      ---------------------------------------------------------------------------------
                                          Six months ended July 31, 1997                Year ended January 31, 1997
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     214,588           $ 14,032,361                763,237         $ 49,387,677
     Distributions reinvested.........           -                      -                 61,755            4,149,954
                                         ---------           ------------             ----------         ------------
                                           214,588             14,032,361                824,992           53,537,631

     Shares redeemed..................    (340,421)           (22,227,359)              (955,791)         (62,000,227)
                                         ---------           ------------             ----------         ------------
     Net decrease                         (125,833)          $ (8,194,998)              (130,799)        $ (8,462,596)
                                         =========           ============             ==========         ============

                                                                       Versatile Bond  Portfolio
                                      ---------------------------------------------------------------------------------
                                          Six months ended July 31, 1997                Year ended January 31, 1997
                                      ----------------------------------------   --------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------   -------------------  -----------------
     Shares sold......................     107,951           $  5,581,946                337,677         $ 17,383,088
     Distributions reinvested.........           -                      -                 11,742              670,356
                                         ---------           ------------             ----------         ------------
                                           107,951              5,581,946                349,419           18,053,444

     Shares redeemed..................     (86,225)            (4,465,314)              (330,784)         (17,047,752)
                                         ---------           ------------             ----------         ------------
     Net increase                           21,726           $  1,116,632                 18,635         $  1,005,692
                                         =========           ============             ==========         ============

                                                                       Aggressive Growth Portfolio
                                      ---------------------------------------------------------------------------------
                                          Six months ended July 31, 1997                Year ended January 31, 1997
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                  Shares             Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................      92,249           $  4,433,556                159,742         $  6,989,548
     Distributions reinvested.........           -                      -                  2,099               98,304
                                         ---------           ------------             ----------         ------------
                                            92,249              4,433,556                161,841            7,087,852

     Shares redeemed..................     (92,177)            (4,436,228)              (110,561)          (4,843,754)
                                         ---------           ------------             ----------         ------------
     Net increase (decrease)                    72           $     (2,672)                51,280         $  2,244,098
                                         =========           ============             ==========         ============

                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  July 31, 1997
                                   (Unaudited)



7.   LINE OF CREDIT
     On March 3, 1990, the Fund entered into a line of credit agreement with a foreign bank whereby the Permanent Portfolio may borrow up to $2,000,000 for a period not to exceed twenty-one days, for the purpose of making settlement for purchases of investments in the event that banks in the United States are not able to operate according to their normal procedures.

     Interest is charged at a base rate of 1% per annum above the offered rate for deposits of United States Dollars on the London Interbank Market (LIBOR) for terms substantially similar to any drawdown. The Permanent Portfolio is obligated to pay a commitment fee of 1/2% ($10,000), payable annually, on the entire commitment amount.

     The line is collateralized by United States Treasury bills having a face value of not less than 125% of the outstanding principal balance and a maturity date of not more than one year. The agreement contains certain covenants, including but not limited to, the Permanent Portfolio maintaining a specified net asset value of at least $60 million. During the six months ended July 31, 1997, there were no amounts outstanding under this agreement.

8.   REGULATORY  MATTERS
     Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the "Commission") instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission's Division of Enforcement (the "Division") that WMM and two of the Fund's directors and officers (the "Respondents") violated certain provisions of federal securities laws in fiscal years 1990 through 1992. The allegations include the following: that WMM, Terry Coxon and Alan Sergy violated Section 206 of the Investment Advisers Act of 1940, as amended, through conduct that included improper self-dealing at the expense of the Fund; that WMM received excessive reimbursements under the Fund's Marketing and Distribution Plan (the "Marketing Plan") during the fiscal year ended January 31, 1991; that during fiscal years 1990 through 1992, the Fund's Board of Directors did not meet at the end of each quarter to review the expenses incurred under the Marketing Plan and that the reports thereon contained insufficient detail; and in April 1990, the Permanent Portfolio acquired a "call option" prohibited by the Fund's fundamental investment policies and managed the investment for the advantage of a client of an officer of the Fund. No charges have been made against the Fund. The Respondents have denied all of the allegations of the Division and are contesting the proceedings. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda P. Murray in San Francisco, California. Thereafter, the Division and Respondents submitted post-hearing briefs and the matter is currently under submission for decision. Pursuant to Maryland law and the Fund's bylaws, the Fund has agreed to continue to pay directly on behalf of the Respondents, or to reimburse them, for certain expenses incurred by them in connection with the proceedings. The Fund's Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio so paid or reimbursed expenses of $150,000, $135,000 and $15,000, respectively, during the six months ended July 31, 1997.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO






Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each fiscal period:
                                            Six months ended        Year ended            Year ended         Year ended
                                              July 31, 1997      January 31, 1997      January 31, 1996   January 31, 1995
                                               (Unaudited)
                                            ----------------     ----------------      ----------------   ----------------
Net asset value, beginning of period            $   18.40          $   18.80           $   16.51             $  17.55
                                                ---------          ---------           ---------             --------
  Income or loss from investment operations:
    Net investment income  ................           .21                .52                 .50                  .64
    Net realized and unrealized gains
      or losses on investments and
      foreign currencies   ................           .62               (.41)               2.17                (1.46)
                                                ---------          ---------           ---------             --------
      Total income or loss from
        investment operations                         .83                .11                2.67                 (.82)

  Less distributions from:
    Net investment income  ................             -               (.42)               (.38)                (.22)
    Net realized gain on investments  .....             -               (.09)                  -                    -
                                                ---------          ---------           ---------             --------
      Total distributions                               -               (.51)               (.38)                (.22)
                                                ---------          ---------           ---------             --------

Net asset value, end of period                  $   19.23          $   18.40           $   18.80             $  16.51
                                                =========          =========           =========             ========

Total return (1)  .........................         4.51%               .57%              16.20%              (4.65)%

Ratios / supplemental data:
  Net assets, end of period (in thousands)...   $  72,491          $  72,992           $  76,641             $ 71,610
                                                =========          =========           =========             ========


  Ratio of expenses to average net assets..         1.81%*             1.49%               1.35%                1.32%
  Ratio of net investment income
     to average net assets ................         2.20%*             2.78%               2.85%                2.63%
  Portfolio turnover rate .................        17.91%*            12.29%               9.96%               31.24%
  Average brokerage commission
     rate paid (2) ........................     $   .0524          $  .0587            $      -              $     -



*    Computed on an annualized basis.

(l) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.
(2) Average brokerage commission rate paid information was not required for years beginning before September 1, 1995.


                             See accompanying notes.

   Year ended         Year ended         Year ended         Year ended         Year ended         Year ended         Year ended
January 31, 1994   January 31, 1993   January 31, 1992   January 31, 1991   January 31, 1990   January 31, 1989   January 31, 1988

----------------   ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
   $   15.36          $   15.21          $   15.10         $   15.57          $    15.00           $    14.71        $    13.66
   ---------          ---------          ---------         ---------          ----------           ----------        ----------

         .44                .49                .51               .64                 .57                  .46               .37


        1.99               (.05)               .51              (.63)                  -                 (.15)              .80
   ---------          ---------          ---------         ---------          ----------           ----------        ----------

        2.43                .44               1.02               .01                 .57                  .31              1.17


        (.24)              (.29)              (.91)             (.48)                  -                    -                 -
           -                  -                  -                 -                   -                 (.02)             (.12)
   ---------          ---------          ---------         ---------          ----------           ----------        ----------
        (.24)              (.29)              (.91)             (.48)                  -                 (.02)             (.12)
   ---------          ---------          ---------         ---------          ----------           ----------        ----------

   $   17.55          $   15.36          $   15.21         $   15.10          $    15.57           $    15.00        $    14.71
   =========          =========          =========         =========          ==========           ==========        ==========

      15.86%              2.93%              7.01%              .15%               3.80%                2.11%             8.58%


   $  79,043          $  65,937          $  72,312         $  80,542          $   93,663           $   97,475        $   90,177
   =========          =========          =========         =========          ==========           ==========        ==========


       1.21%              1.25%              1.27%             1.36%               1.17%                1.17%             1.15%

       2.66%              3.20%              3.29%             4.22%               3.80%                3.00%             2.53%
      49.51%             70.77%              8.01%            31.58%              61.44%               23.87%            21.97%

   $      -           $      -           $      -          $      -           $       -            $       -         $       -



                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO





Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                                        Six months ended       Year ended         Year ended          Year ended
                                                         July 31, 1997      January 31, 1997   January 31, 1996    January 31, 1995
                                                          (Unaudited)
                                                        ----------------    ----------------   ----------------    ----------------
Net asset value, beginning of period                       $   67.55           $    67.84          $    66.40         $    64.81
                                                           ---------           ----------          ----------         ----------
  Income from investment operations:
    Net investment income (2)  ....................             1.34                 2.84                3.22               2.65
    Net realized and unrealized gains
     or losses on investments (3) .................              .02                  .01                 .06               (.39)
                                                           ---------           ----------          ----------         ----------
      Total income from investment operations                   1.36                 2.85                3.28               2.26

  Less distributions from:
    Net investment income  ........................                -                (3.14)              (1.84)              (.67)
                                                           ---------           ----------          ----------         ----------
      Total distributions                                          -                (3.14)              (1.84)              (.67)
                                                           ---------           ----------          ----------         ----------

Net asset value, end of period                             $   68.91           $    67.55          $    67.84         $    66.40
                                                           =========           ==========          ==========         ==========

Total return (4) ...................................           2.01%                4.23%               4.95%              3.49%

Ratios / supplemental data:
  Net assets, end of period (in thousands)  ........       $  98,789           $  105,342          $  114,667         $  121,666
                                                           =========           ==========          ==========         ==========

  Ratio of expenses to average net assets (2)  .....           1.18%*                .90%                .82%               .82%
  Ratio of net investment income
    to average net assets  .........................           3.97%*               4.19%               4.79%              3.57%




* Computed on an annualized basis.

(l) The Treasury Bill Portfolio commenced investment operations September 21, 1987.
(2) Due to the waiver of advisory fees and, effective January 1, 1991 through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .50% for the six months ended July 31, 1997 and .50%, .50%, .50%, .49%, .47%, .48%, .47%, .62%, .62% and .65% for
     the years ended January 31, 1997,  1996, 1995, 1994, 1993, 1992, 1991, 1990
     and 1989 and the period ended January 31, 1988, respectively. Without this waiver, the net investment income per share would have been $1.09 for the six months ended July 31, 1997 and $2.37, $2.78, $2.12, $1.04, $1.28,
     $2.85, $3.85, $3.96, $3.00 and $1.33 for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.



                             See accompanying notes.



    Year ended        Year ended         Year ended        Year ended         Year ended          Year ended       Period ended
 January 31, 1994  January 31, 1993   January 31, 1992  January 31, 1991   January 31, 1990   January 31, 1989  January 31, 1988(1)

 ----------------  ----------------   ----------------  ----------------   ----------------   ----------------  -------------------
    $    64.45        $    64.99         $    63.11         $    59.35        $   54.91          $    51.54       $    50.00
    ----------        ----------         ----------         ----------        ---------          ----------       ----------

          1.53              1.68               3.26               4.20             4.36                3.38             1.55

          (.09)              .19               (.08)              (.01)             .08                 .02             (.01)
    ----------        ----------         ----------         ----------        ---------          ----------       ----------
          1.44              1.87               3.18               4.19             4.44                3.40             1.54


         (1.08)            (2.41)             (1.30)              (.43)               -                (.03)               -
    ----------        ----------         ----------         ----------        ---------          ----------       ----------
         (1.08)            (2.41)             (1.30)              (.43)               -                (.03)               -
    ----------        ----------         ----------         ----------        ---------          ----------       ----------

    $    64.81        $    64.45         $    64.99         $    63.11        $   59.35          $    54.91       $    51.54
    ==========        ==========         ==========         ==========        =========          ==========       ==========

         2.24%             2.89%              5.05%              7.06%            8.09%               6.60%            4.48%*


    $  133,970        $  179,888         $  320,382         $  207,889        $  61,056          $   31,370       $    6,475
    ==========        ==========         ==========         ==========        =========          ==========       ==========

          .72%              .73%               .73%               .83%             .54%                .54%             .50%*
         2.46%             2.97%              4.87%              6.74%            7.87%               6.70%            5.32%*


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO





Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each fiscal period:

                                                       Six months ended          Year ended             Year ended
                                                        July 31, 1997          January 31, 1997      January 31, 1996
                                                         (Unaudited)
                                                       ----------------        ----------------      ----------------
Net asset value, beginning of period                     $   57.24                $   56.85            $   54.90
                                                         ---------                ---------            ---------

  Income from investment operations:
    Net investment income (2)  ...............                1.42                     2.94                 2.91
    Net realized and unrealized gains
      or losses on investments (3)  ..........                 .18                     (.34)                1.05
                                                         ---------                ---------            ---------
      Total income from investment operations                 1.60                     2.60                 3.96

  Less distributions from:
    Net investment income  ...................                   -                    (2.21)               (2.01)
    Net realized gain on investments  ........                   -                        -                    -
                                                         ---------                ---------            ---------
      Total distributions                                        -                    (2.21)               (2.01)
                                                         ---------                ---------            ---------

Net asset value, end of period                           $   58.84                $   57.24            $   56.85
                                                         =========                =========            =========

Total return (4)  ............................               2.80%                    4.58%                7.24%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....           $  23,219                $  21,345            $  20,137
                                                         =========                =========            =========

  Ratio of expenses to average net assets (2).                .98%*                    .97%                 .89%
  Ratio of net investment income
    to average net assets  ...................               4.94%*                   5.16%                5.21%
  Portfolio turnover rate  ...................              94.62%*                 102.29%               51.64%




* Computed on an annualized basis.

(l)  The Versatile Bond Portfolio commenced investment operations
     November 12, 1991.
(2) Due to the waiver of advisory fees and through January 31, 1994, distribution expenses, the ratio of expenses to average net assets was reduced by .38% for the six months ended July 31, 1997 and .38%, .37%, .36%, .39%, .41% and .43% for the years ended January 31, 1997, 1996, 1995,
     1994, 1993 and the period ended January 31, 1992, respectively. Without this waiver, the net investment income per share would have been $1.28 for the six months ended July 31, 1997 and $2.66, $2.65, $1.84, $1.57, $1.77 and $2.13 for the years and the period then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.






                             See accompanying notes.



   Year ended          Year ended          Year ended          Period ended
January 31, 1995    January 31, 1994    January 31, 1993    January 31, 1992(1)

----------------    ----------------    ----------------    --------------------
   $   54.76           $   53.63           $    50.58          $   50.00
   ---------           ---------           ----------          ---------


        2.12                1.87                 2.06               2.51

        (.63)               (.04)                1.00              (1.93)
   ---------           ---------           ----------          ---------
        1.49                1.83                 3.06                .58


       (1.33)               (.70)                (.01)                 -
        (.02)                  -                    -                  -
   ---------           ---------           ----------          ---------
       (1.35)               (.70)                (.01)                 -
   ---------           ---------           ----------          ---------

   $   54.90           $   54.76           $    53.63          $   50.58
   =========           =========           ==========          =========

       2.74%               3.42%                6.05%              3.33%*


   $  22,229           $  35,682           $   23,217          $     596
   =========           =========           ==========          =========

        .86%                .89%                 .89%              1.07%*

       3.84%               3.46%                3.86%              4.00%*
      74.62%              75.05%              224.95%            600.99%*


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO






Financial  highlights  for the  Aggressive  Growth  Portfolio
For each share of capital stock outstanding throughout each fiscal period:
                                                                 Six months ended             Year ended               Year ended
                                                                   July 31, 1997           January 31, 1997         January 31, 1996
                                                                    (Unaudited)
                                                                 ----------------          ----------------         ----------------
Net asset value, beginning of period                                $   47.66                $    40.65                 $    31.61
                                                                    ---------                ----------                 ----------

  Income or loss from investment operations:
    Net investment income (loss)  ............................           (.14)                      .26                       (.02)
    Net realized and unrealized gains
      or losses on investments  ..............................          10.99                      7.05                      10.68
                                                                    ---------                ----------                 ----------
      Total income or loss from investment operations                   10.85                      7.31                      10.66

  Less distributions from:
    Net investment income  ...................................              -                      (.25)                      (.11)
    Net realized gain on investments  ........................              -                      (.05)                     (1.51)
                                                                    ---------                ----------                 ----------
      Total distributions                                                   -                      (.30)                     (1.62)
                                                                    ---------                ----------                 ----------

Net asset value, end of period                                      $   58.51                $    47.66                 $    40.65
                                                                    =========                ==========                 ==========

Total return (2)  .............................................        22.77%                    18.00%                     33.78%

Ratios / supplemental data:
 Net assets, end of period (in thousands)  ....................     $  18,935                $   15,417                 $   11,067
                                                                    =========                ==========                 ==========

 Ratio of expenses to average net assets ......................         1.46%*                    1.33%                      1.19%
 Ratio of net investment income (loss) to average net assets...        (.54)%*                     .59%                     (.06)%
 Portfolio turnover rate ......................................             -*                   21.32%                     18.94%
 Average brokerage commission rate paid (3) ...................     $   .0451                $    .0588                 $        -


* Computed on an annualized basis.

(l)  The Aggressive  Growth Portfolio  commenced  investment  operations May 16,
     1990.
(2) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.
(3) Average brokerage commission rate paid information was not required for years beginning before September 1, 1995.

                             See accompanying notes.

     Year ended            Year ended            Year ended            Year ended            Period ended
   January 31, 1995      January 31, 1994      January 31, 1993      January 31, 1992      January 31, 1991(1)

   ----------------      ----------------      ----------------      ----------------      -------------------
      $   32.56            $   26.63             $   22.77             $    18.35              $   20.00
      ---------            ---------             ---------             ----------              ---------


           (.01)                 .01                   .02                    .06                    .13

           (.89)                6.41                  4.44                   4.38                  (1.78)
      ---------            ---------             ---------             ----------              ---------
           (.90)                6.42                  4.46                   4.44                  (1.65)


           (.03)                (.02)                 (.13)                  (.02)                     -
           (.02)                (.47)                 (.47)                     -                      -
      ---------            ---------             ---------             ----------              ---------
           (.05)                (.49)                 (.60)                  (.02)                     -
      ---------            ---------             ---------             ----------              ---------

      $   31.61            $   32.56             $   26.63             $    22.77              $   18.35
      =========            =========             =========             ==========              =========

        (2.75)%               24.25%                19.77%                 24.21%                (8.25)%*


      $   6,758            $   7,201             $   3,596             $    2,577              $   1,151
      =========            =========             =========             ==========              =========

          1.23%                1.20%                 1.12%                  1.18%                  1.07%*
         (.04)%                 .02%                  .12%                   .23%                   .64%*
         26.29%               29.83%                25.62%                 53.18%                 36.88%*
      $       -            $       -             $       -             $        -              $       -


           INVESTMENT ADVISER                                The
             World Money Managers                         PERMANENT
             Terry Coxon, General Partner                 PORTFOLIO
             625 Second Street                         Family of Funds
             Petaluma, California 94952

           CONSULTANTS TO THE FUND
             Harry Browne
             Douglas Casey

           TRANSFER AGENT
             Chase Global Funds Services Company
             P.O. Box 2798
             Boston, Massachusetts 02208
             (for overnight delivery services,
             73 Tremont Street
             Boston, Massachusetts 02108)
             1-800-341-8900
             In Mass. 1-617-557-8000

           CUSTODIAN
             State Street Bank and Trust Company
             Boston, Massachusetts 02105

           INDEPENDENT AUDITORS
             KPMG Peat Marwick LLP
             Three Embarcadero Center
             San Francisco, California  94111





         INVESTOR'S INFORMATION OFFICE
                 P.O. BOX 5847                               SEMI-ANNUAL
               Austin, Texas 78763                             REPORT
            1-800-531-5142 Nationwide                       July 31, 1997
              Local 1-512-453-7558